Intangible assets - Schedule of reconciliation of intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	€ 32,700	€ 35,409
Additions	201	942
Amortization charge	(3,920)	(3,816)
Impairment charge	0
Disposals	(127)	0
Exchange rate differences	(144)	165
Intangible assets other than goodwill, ending balance	28,711	32,700
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	97,007
Intangible assets other than goodwill, ending balance	94,058	97,007
Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	(64,307)
Intangible assets other than goodwill, ending balance	(65,347)	(64,307)
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	1,217	1,112
Additions	201	802
Amortization charge	(792)	(719)
Impairment charge	0
Disposals	0	0
Exchange rate differences	(41)	22
Intangible assets other than goodwill, ending balance	585	1,217
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	6,254
Intangible assets other than goodwill, ending balance	6,240	6,254
Software | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	(5,037)
Intangible assets other than goodwill, ending balance	(5,655)	(5,037)
Acquired R&D technology and projects
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	29,768	32,423
Additions	1	140
Amortization charge	(2,957)	(2,919)
Impairment charge	0
Disposals	0	0
Exchange rate differences	(80)	123
Intangible assets other than goodwill, ending balance	26,731	29,768
Acquired R&D technology and projects | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	80,724
Intangible assets other than goodwill, ending balance	80,514	80,724
Acquired R&D technology and projects | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	(50,956)
Intangible assets other than goodwill, ending balance	(53,783)	(50,956)
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	1,581	1,737
Additions	0	0
Amortization charge	(171)	(178)
Impairment charge	0
Disposals	(2)	0
Exchange rate differences	(14)	21
Intangible assets other than goodwill, ending balance	1,394	1,581
Development costs | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	9,895
Intangible assets other than goodwill, ending balance	7,304	9,895
Development costs | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	(8,314)
Intangible assets other than goodwill, ending balance	(5,910)	(8,314)
Intangible assets in the course of construction
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	134	137
Additions	0	0
Amortization charge	0	0
Impairment charge	0
Disposals	(125)	0
Exchange rate differences	(9)	(2)
Intangible assets other than goodwill, ending balance	0	134
Intangible assets in the course of construction | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	134
Intangible assets other than goodwill, ending balance	0	134
Intangible assets in the course of construction | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill, beginning balance	0
Intangible assets other than goodwill, ending balance	€ 0	€ 0